Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Subsequent Events

Note 14 Subsequent Events

In July 2024, the executives of the Company issued a short-term loan to Company for an aggregate amount of $250,000.

In July 2024, all of the unvested options per the Company’s Stock Option and Grant Plan became vested.

Business Combination

On July 25, 2024, Scienture, Inc. (the “Company”) entered into and closed an Agreement and Plan of Merger (the “Merger Agreement”) with MEDS, MEDS Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of MEDS (“Merger Sub I”) and MEDS Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub II”). Pursuant to the Merger Agreement, (i) Merger Sub I merged with and into the Company, with the Company continuing as the surviving entity and a wholly owned subsidiary of MEDS, and (ii) the Company merged with and into Merger Sub II, with Merger Sub II continuing as the surviving entity.

Management has evaluated subsequent events through August 15, 2024, the date the financial statements were available to be issued.

Note 14 Subsequent Events

Short-Term Convertible Notes

All the short-term convertible notes matured during the period of December 2023. The Company has not paid the amounts due including the principal and the accrued interest. However, in March 2024, the Company had converted the outstanding principal of $3,665,220 and the accrued interest till the date of conversion amounting to $276,233 into an aggregate of 965,568 preferred stock of the company.

Business Combination

On July 25, 2024, Scienture, Inc. (the “Company”) entered into and closed an Agreement and Plan of Merger (the “Merger Agreement”) with MEDS, MEDS Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of MEDS (“Merger Sub I”) and MEDS Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub II”). Pursuant to the Merger Agreement, (i) Merger Sub I merged with and into the Company, with the Company continuing as the surviving entity and a wholly owned subsidiary of MEDS, and (ii) the Company merged with and into Merger Sub II, with Merger Sub II continuing as the surviving entity.

Termination of Exclusive License and Commercial Agreement:

Scienture Inc. (Scienture) and Kesin had entered into two exclusive license commercial agreements where Scienture had granted Kesin the rights to commercialize the products. In March 2024, the parties have terminated the agreement, and the parties agreed that, Scienture shall pay Kesin a total gross amount of $1,285,000 upon commercialization of product via a royalty arrangement.

This agreement also requires that if the full $1,285,000 has not been repaid within two years of the early of i) commercial launch or ii) 120 days from FDA approval, then interest will accrue prospectively at a rate of 8% annually on unpaid balance. As of the date of issue of financial statements, the entire amount is outstanding.

Management has evaluated subsequent events through July 31, 2024, the date the financial statements were available to be issued.